Commitments and Contingencies - Litigations in Progress (Detail) - 12 months ended Dec. 31, 2017
₺ in Thousands, € in Thousands, ₨ in Thousands, ₨ in Thousands, ฿ in Thousands, ¥ in Thousands, Rp in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
	KRW (₩) LegalMatter	BRL (R$)	EUR (€)	IDR (Rp)	INR (₨)	THB (฿)	CNY (¥)	USD ($)	CAD ($)	PKR (₨)	TRY (₺)
Lawsuits provision [member]
Disclosure of contingent liabilities [line items]
Estimated lawsuits	163
Provision for legal contingencies and claims | ₩	₩ 27,963
Litigations in progress [Member] | Posco [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	15
Claim amount | ₩	₩ 23,037
Description	Lawsuit on claim for employee right and others(*1)
Litigations in progress [Member] | Posco [member] | US [Member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 1,696							$ 1,583
Description	Arbitration on trading and others
Litigations in progress [Member] | POSCO DAEWOO Corporation [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	10
Claim amount	₩ 9,903		€ 9,903
Description	Lawsuit on claim for payment and others
Litigations in progress [Member] | POSCO DAEWOO Corporation [member] | US [Member]
Disclosure of contingent liabilities [line items]
Legal actions	3
Claim amount	₩ 23,815							22,228
Description	Lawsuit on claim for damages and others(*1)
Litigations in progress [Member] | POSCO DAEWOO Corporation [member] | European Union [Member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount	₩ 3,514		€ 2,747
Description	Lawsuit on claim for damages and others
Litigations in progress [Member] | POSCO DAEWOO Corporation [member] | India [Member]
Disclosure of contingent liabilities [line items]
Legal actions	3
Claim amount	₩ 75,553				₨ 4,518,694
Description	Lawsuit on claim for payment on guarantees and others(*1)
Litigations in progress [Member] | POSCO DAEWOO Corporation [member] | Pakistan [Member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 1,208									₨ 124,775
Description	Lawsuit on claim for damages
Litigations in progress [Member] | POSCO DAEWOO Corporation [member] | Canada [Member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 67,363								$ 79,000
Description	Lawsuit on claim for damages
Litigations in progress [Member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	104
Claim amount | ₩	₩ 461,134
Description	Arbitration on construction costs allocation and others
Litigations in progress [Member] | POSCO ICT [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	13
Claim amount | ₩	₩ 9,894
Description	Lawsuit on claim for payment and others
Litigations in progress [Member] | POSCO A&C [Member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	3
Claim amount | ₩	₩ 3,985
Description	Lawsuit on claim for payment on construction
Litigations in progress [Member] | POSCO ENERGY CO., LTD. [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	4
Claim amount | ₩	₩ 7,017
Description	Lawsuit on claim for damages and revocation of electricity supply contract and others
Litigations in progress [Member] | POSCO E&C CHINA Co., Ltd. [Member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩	₩ 3,305
Description	Lawsuit on claim for payment on construction
Litigations in progress [Member] | POSCO E&C CHINA Co., Ltd. [Member] | China [member]
Disclosure of contingent liabilities [line items]
Legal actions	11
Claim amount	₩ 2,239						¥ 13,679
Description	Lawsuit on claim for payment of reserve for construction warranty and others
Litigations in progress [Member] | Posco e&c Songdo International Building [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	3
Claim amount | ₩	₩ 892
Description	Lawsuit on affirmation of the non-existence of general meeting of stockholders and others
Litigations in progress [Member] | Pospower Co Ltd [Member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩	₩ 1,000
Description	Lawsuit on claim for damages
Litigations in progress [Member] | POSCO ENGINEERING (THAILAND) CO., LTD. [member] | Thailand [Member]
Disclosure of contingent liabilities [line items]
Legal actions	7
Claim amount	₩ 23,739					฿ 724,400
Description	Lawsuit on claim for payment on construction
Litigations in progress [Member] | POSCO TNPC Otomotiv Celik San. Ve Tic. A.S [Member] | Turkey [Member]
Disclosure of contingent liabilities [line items]
Legal actions	6
Claim amount	₩ 9										₺ 31
Description	Lawsuit on claim for unfair dismissal and others
Litigations in progress [Member] | PT. KRAKATAU POSCO [member] | Indonesia [Member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 25,664			Rp 324,858,033
Description	Lawsuit on claim for payment on construction
Litigations in progress [Member] | POSCO(Dalian) IT Center Development Co., Ltd. [Member] | China [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount	₩ 69						¥ 423
Description	Lawsuit over contract dispute dealing apartment
Litigations in progress [Member] | Brazil Sao Paulo Steel Processing Center [Member] | Brazil [Member]
Disclosure of contingent liabilities [line items]
Legal actions	3
Claim amount	₩ 3,935	R$ 12,167
Description	Lawsuit on claim for payment on construction and others
Litigations in progress [Member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | Brazil [Member]
Disclosure of contingent liabilities [line items]
Legal actions	184
Claim amount	₩ 39,156	R$ 121,058
Description	Lawsuit on claim for damages and others(*1)
Litigations in progress [Member] | HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [Member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩	₩ 3,305
Description	Lawsuit on claim for payment on construction
Litigations in progress [Member] | POSCO India Chennai Steel Processing Center Pvt.Ltd. [member] | US [Member]
Disclosure of contingent liabilities [line items]
Legal actions	6
Claim amount	₩ 9,009							$ 8,409
Description	Lawsuit on custom duty and others